INCOME TAXES	12 Months Ended
Apr. 30, 2021
INCOME TAXES
NOTE 12 - INCOME TAXES

NOTE 12 – INCOME TAXES

The Company accounts for income taxes in accordance with standards of disclosure propounded by the FASB, and any related interpretations of those standards sanctioned by the FASB. Accordingly, deferred tax assets and liabilities are determined based on differences between the financial statement and tax bases of assets and liabilities, as well as a consideration of net operating loss and credit carry forwards, using enacted tax rates in effect for the period in which the differences are expected to impact taxable income. A valuation allowance is established, when necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized.

No provision for income taxes has been recorded due to the net operating loss carryforwards totaling approximately $16,274,000 as of April 30, 2021 that will be available to offset future taxable income. The available net operating loss carry forwards expire in various years through 2041. No tax benefit has been reported in the financial statements because the Company believes there is a 50% or greater chance the carry forwards will expire unused. There were no uncertain tax positions taken by the Company.

The deferred tax asset and valuation account is as follows at April 30:

	2021	2020
Deferred tax asset:
Net operating loss carryforward	$3,417,552	$3,026,640
Valuation allowance	(3,417,552)	(3,026,640)

Total	$-	$-

The components of income tax expense are as follows for the years ended April 30:

	2021	2020

Change in net operating loss benefit	$390,912	$327,930
Change in valuation allowance	(390,912)	(327,930)

Total	$-	$-

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cut and Jobs Act (the “Tax Act”). The Tax Act established new tax laws that affect 2018 and future years, including a reduction in the U.S. federal corporate income tax rate to 21%, effective January 1, 2018. The reduction in the federal corporate income tax rate is reflected in the above tables.